Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (15,998,827)	$ (5,864,421)	$ (9,872,358)	$ 4,845,069
Net loss	(8,777,101)	(1,809,281)	(2,668,889)	4,845,069
Adjustment to reconcile net loss to cash used in operating activities
Depreciation and amortization	8,076,181	913,198	4,836,538	1,841,874
Impairment charges		3,354,000
Gain on disposal of fixed assets			(91,684)
Gain on change in fair value of warrant liabilities	(567,180)	(690,000)	(69,000)
Stock-based compensation	3,271,831	5,598,689	7,951,248
Income tax benefit			(997,702)
Class A common stock issued to employees for services	63,509
Provision for credit losses	3,270,881	250,000	2,815,633	1,531,223
Non-cash operating lease expense	318,763	307,221	705,293	550,425
Gain on extinguishment of liability
Changes in operating assets and liabilities:
Accounts receivable	1,310,867	(4,452,021)	(8,785,973)	(3,475,661)
Accounts receivable – related parties	133,512	(422,724)	204,826	(396,488)
Inventories	(45,265)	(86,506)	(131,898)	(63,207)
Contract assets	(9,177)	3,767,859	4,850,862	(4,795,309)
Contract assets – related parties	(2,705,295)
Prepaids and other current assets	495,250	(922,679)	(1,757,354)	61,852
Other assets	(1,005,197)	(201,381)	(13,795)
Due from related party				(104,056)
Other assets – related parties	(75,786)
Accounts payable	2,269,487	(2,459,688)	(2,512,834)	4,501,798
Accrued expenses and other current liabilities	(1,038,671)	(1,347,027)	(1,140,780)	1,536,287
Accrued expenses and other current liabilities – related parties	(2,000,674)	(1,631,439)	943,135	2,415,996
Contract liabilities	2,936	(3,637,081)	(3,861,063)	2,913,623
Contract liabilities – related parties	(2,000)	(1,150,948)	(1,158,848)	1,160,848
Operating lease payments	(315,079)	(322,802)	(630,963)	(547,140)
Net cash used in operating activities	(4,549,934)	(12,351,750)	(8,716,717)	11,977,134
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(807,025)	(330,829)	(369,137)	(1,034,666)
Investment in related party note receivable			(3,000,000)
Asset acquisitions			(4,000,000)
Net cash used in investing activities	(807,025)	(330,829)	(7,369,137)	(1,034,666)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of convertible preferred stock, net of transaction costs		10,277,275	9,221,649
Repayments of debt	(144,814)	(127,107)	(332,503)	(241,423)
Proceeds from convertible promissory note, net of debt issuance costs			2,440,000
Dividends paid to Convertible preferred units			(139,067)
Proceeds from the issuance of debt				311,029
Repayments of finance lease liabilities	(63,651)	(57,775)	(118,416)	(84,678)
Proceeds from private placement			2,716,000
Distributions to members		(90,000)	(90,000)	(5,173,396)
Net cash (used in) provided by financing activities	(208,465)	10,002,393	13,697,663	(5,188,468)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(5,565,424)	(2,680,186)	(2,388,191)	5,754,000
Cash and cash equivalents, beginning of period	5,364,115	8,022,306	8,022,306	2,268,306
Cash and cash equivalents, end of the period	68,691	5,342,120	5,364,115	8,022,306
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	68,691		5,634,115	8,022,306
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	49,672	60,238	124,488	103,421
Accrual of distribution to owners				325,000
Cash paid for income taxes
Noncash finance lease expense			136,472	98,881
NON-CASH INVESTING AND FINANCING ACTIVITIES
Net loss attributable to redeemable non-controlling interest	8,049,929	12,139,938
OpCo class A preferred dividends	828,203	8,608,479
Subsequent measurement of redeemable non-controlling interest	15,999,471	(58,542,890)
Class A common stock issued upon vesting of restricted stock awards	5
Class A common stock issued in exchange for class V common stock	875
Fair value of class A common stock issued in exchange for OpCo class B units	19,202,500
Reverse recapitalization related deferred taxes and adjustments	238,491
Operating lease right-of-use asset and liability measurement	68,760
Deferred equity issuance costs		3,269,039	2,769,039
Right-of-use assets obtained in exchange for operating lease liabilities			837,764
Issuance of class A common stock to vendors		891,035	891,035
Issuance of class A common stock to backstop investors		1,569,463	1,569,463
Preferred dividends			9,275,795
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(15,998,827)	(5,864,421)	(9,872,358)	4,845,069
Net loss	(8,777,101)	(1,809,281)	(2,668,889)	4,845,069
Heliogen, Inc.
Net loss	(6,451,000)	(34,507,000)	32,547,000	(129,598,000)
Adjustment to reconcile net loss to cash used in operating activities
Depreciation and amortization	32,000	795,000	965,000	2,142,000
Impairment charges	861,000	3,354,000	4,706,000	7,774,000
Provision for inventory reserve		1,729,000	1,729,000	2,391,000
Gain on change in fair value of warrant liabilities	17,000	(21,000)	(66,000)	(542,000)
Change in fair value of contingent consideration				(353,000)
Stock-based compensation	788,000	1,967,000	2,633,000	(5,164,000)
Income tax benefit	2,000	4,000	6,000	1,000
Non-cash operating lease expense	355,000	936,000	1,989,000	1,711,000
Gain on lease terminations	(794,000)
Gain on extinguishment of liability	(4,950,000)
Other non-cash operating activities	(138,000)	(159,000)	771,000	(1,304,000)
Changes in operating assets and liabilities:
Receivables, net	410,000	628,000	3,330,000	4,084,000
Inventories		227,000	227,000	(1,713,000)
Prepaids and other current assets	(37,000)	(1,247,000)	381,000	92,000
Trade payables and accrued liabilities	(2,549,000)	258,000	2,223,000	(3,330,000)
Contract liabilities		2,377,000	(15,145,000)	6,689,000
Change in contract loss provisions, net		(577,000)	(75,340,000)	46,888,000
Other non-current assets and liabilities	(157,000)	638,000	195,000	(1,412,000)
Net cash used in operating activities	(12,611,000)	(23,598,000)	(38,849,000)	(71,644,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures		(224,000)	(264,000)	(1,257,000)
Proceeds from sale of property, plant and equipment	54,000	461,000	906,000
Purchases of available-for-sale securities				(97,189,000)
Maturities of available-for-sale securities		12,500,000	12,500,000	185,100,000
Net cash used in investing activities	54,000	12,737,000	13,142,000	86,654,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options			3,000	1,175,000
Proceeds from issuance of common stock under employee stock purchase plan	14,000	13,000	33,000	184,000
Payment related to taxes for net-share settlement of share-based compensation	(33,000)	(28,000)	(95,000)	(21,000)
Payment for fractional shares in connection with the reverse stock split				(7,000)
Net cash (used in) provided by financing activities	(19,000)	(15,000)	(59,000)	1,331,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	(12,576,000)	(10,876,000)	(25,766,000)	16,341,000
Cash and cash equivalents, beginning of period	38,449,000	64,215,000	64,215,000	47,874,000
Cash and cash equivalents, end of the period	25,873,000	53,339,000	38,449,000	64,215,000
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	25,873,000	51,839,000	36,949,000	62,715,000
Short-term restricted cash		500,000	500,000	500,000
Long-term restricted cash		1,000,000	1,000,000	1,000,000
Total cash, cash equivalents and restricted cash	25,873,000	53,339,000	38,449,000	64,215,000
Non-cash investing and financing activities:
Fair value of Project Warrants recognized in equity		94,000	1,907,000	19,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and liability measurement		132,000
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(6,451,000)	(34,507,000)	32,547,000	(129,598,000)
Previously Reported
CASH FLOWS FROM FINANCING ACTIVITIES
Cash and cash equivalents, beginning of period	$ 5,634,115	$ 8,022,306	8,022,306
Cash and cash equivalents, end of the period			$ 5,634,115	$ 8,022,306